Equity (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	20,596	140,476
Increase in equity	$ 0.3	$ 2.2
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 14.4
Weighted average period for recognition	2 years 4 months 24 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 22.6
Weighted average period for recognition	3 years 3 months 19 days